Financial instruments - Summary of the contractual maturities of financial liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 40,376	$ 34,815
Convertible unsecured senior notes including interest	64,113	67,419
Long-term obligations		5,000
Lease Liabilities	2,973	3,640
Financial liabilities	107,462	110,874
Accounts payable and accrued liabilities carrying amount	40,376	34,815
Convertible unsecured senior notes including interest carrying amount	54,227	52,403
Lease liabilitites	2,518	2,980	$ 3,192
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities carrying amount	40,376	34,815
Convertible unsecured senior notes including interest carrying amount	54,227	52,403
Long-term obligations		4,666
Lease liabilitites	2,518	2,980
Financial liabilities	97,121	94,864
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	40,376	34,815
Convertible unsecured senior notes including interest	3,306	3,306
Long-term obligations		5,000
Lease Liabilities	624	621
Financial liabilities	44,306	43,742
From 1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Convertible unsecured senior notes including interest	60,807	64,113
Lease Liabilities	1,275	1,267
Financial liabilities	62,082	65,380
More than 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Convertible unsecured senior notes including interest	0
Lease Liabilities	1,074	1,752
Financial liabilities	$ 1,074	$ 1,752